Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Commitments and Contingencies

25.Commitments and Contingencies

COMMITMENTS

The following table outlines the Company’s commitments as at December 31, 2014:

	Expected Future Payments
(undiscounted)	2015	2016	2017	2018	2019	Thereafter	Total

Transportation and Processing	$878	$825	$815	$800	$673	$3,204	$7,195
Drilling and Field Services	312	138	93	47	16	17	623
Operating Leases	43	36	28	26	10	24	167
Total	$1,233	$999	$936	$873	$699	$3,245	$7,985

CONTINGENCIES

Encana is involved in various legal claims and actions arising in the course of the Company’s operations.  Although the outcome of these claims cannot be predicted with certainty, the Company does not expect these matters to have a material adverse effect on Encana’s financial position, cash flows or results of operations.  If an unfavourable outcome were to occur, there exists the possibility of a material adverse impact on the Company’s consolidated net earnings or loss in the period in which the outcome is determined.  Accruals for litigation and claims are recognized if the Company determines that the loss is probable and the amount can be reasonably estimated.  The Company believes it has made adequate provision for such legal claims.